Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Parent and its affiliates	Dec. 31, 2011 Parent and its affiliates	Dec. 31, 2010 Parent and its affiliates	Jul. 02, 2010 USLICoNY	Dec. 31, 2010 USLICoNY
Related party transactions
Net fees paid for services provided				$ 73,653	$ 86,863	$ 86,694
Release of reserve under commutation of reinsured business							26,920
Cash paid under commutation of reinsured business							29,172
Loss on commutation of reinsured business							2,252
Premiums assumed of reinsured business	$ 158,113	$ 193,892	$ 225,233					$ 67